Non-current assets - property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of non-current assets - property, plant and equipment

	2019	2018
	$000	$000

Plant and equipment - at cost	—	2
Less: Accumulated depreciation	—	(1)

	—	1

	—	1

Summary of reconciliations of property, plant and equipment

Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Leasehold improvement A$000	Plant and equipment A$000	Total A$000

Balance at 1 July 2017	384	106	490
Additions	7	2	9
Disposals	(56)	(88)	(144)
Impairment of assets	(143)	—	(143)
Depreciation expense	(192)	(19)	(211)

	—	1	1

Balance at 1 July 2018	—	1	1
Disposals	—	(1)	(1)
Depreciation expense	—	—	—

Balance at 30 June 2019	—	—	—